PROPERTY, PLANT AND EQUIPMENT (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Book value of the collateral	R$ 2,781,061	R$ 2,659,351
Land [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/Tax
Book value of the collateral	R$ 90,757	150,420
Buildings [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/Tax
Book value of the collateral	R$ 1,298,326	1,209,662
Machinery [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/Labor/Tax/Civil
Book value of the collateral	R$ 1,376,186	1,284,033
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/Tax
Book value of the collateral	R$ 15,632	14,960
Vehicles [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/Tax
Book value of the collateral	R$ 160	R$ 276